Provisions - Non-tax-related proceedings (Details) € in Thousands, £ in Millions, zł in Millions, R$ in Billions									5 Months Ended	6 Months Ended		12 Months Ended		19 Months Ended
	Jul. 11, 2024	Jul. 11, 2023 EUR (€)	Feb. 06, 2023 EUR (€)	Jun. 29, 2022 magistrate	Jan. 13, 2022 EUR (€)	Dec. 09, 2021 EUR (€)	Sep. 16, 2021 EUR (€)	May 29, 2020	May 16, 2021 EUR (€)	Jun. 30, 2024 EUR (€)	Jun. 30, 2024 PLN (zł)	Dec. 31, 1999 shares	Dec. 31, 1994 child	Dec. 31, 2022 EUR (€) preliminaryRuling	Jun. 30, 2024 PLN (zł)	Jun. 27, 2024 EUR (€) instalment employee	Jun. 27, 2024 BRL (R$) instalment employee	Apr. 25, 2024 judge	Dec. 31, 2023 EUR (€)	Nov. 30, 2023 preliminaryRuling	Jul. 31, 2023 judgement	Jun. 29, 2023 EUR (€)	Jun. 29, 2023 GBP (£)	Apr. 30, 2023 preliminaryRuling	Dec. 02, 2022 GBP (£)	Jun. 01, 2022 judgement appeal	Dec. 31, 2017 EUR (€)
Disclosure of other provisions [line items]
PROVISIONS										€ 8,401,000									€ 8,441,000
Number of pilot cases | appeal																										5
Number of judgements rendered on pilot cases appealed | judgement																					3					4
Number of appellants who withdrew their appeal | judgement																					1
Number of ruling requested by supreme court | preliminaryRuling														3						2
Number of ruling requested by first instance Court 3 of Santa Coloma de Farners | preliminaryRuling																								3
Term for the filing of the indictment brief	40 days
Number of judges of the Supreme Court who declined to participate in the resolution | judge																		9
Number of judges who submitted dissenting opinions | judge																		6
Banco Popular Espanol S.A.
Disclosure of other provisions [line items]
Estimated cost of compensation to shareholders and bondholders																											€ 680,000
Estimated cost of compensation to shareholders and bondholders applied to the commercial loyalty program																											€ 535,000
Santander Bank Polska and Santander Consumer Bank Poland
Disclosure of other provisions [line items]
Mortgage loans denominated in, or indexed to, CHF										1,332,200					zł 5,739.4
Reimbursement liability from standstill agreement termination
Disclosure of other provisions [line items]
PROVISIONS																						€ 651,300	£ 552		£ 670
Delforca case to request Court judgment on the validity of the swaps
Disclosure of other provisions [line items]
Arbitration matter, amount claimed by entity										66,000
Arbitration matter, amount claimed by counterparty										57,000
Arbitration matter, amount to be received by entity							€ 66,000
Arbitration matter, interest to be received by entity							€ 11,000
Planos Economicos
Disclosure of other provisions [line items]
Period of suspension of economic plan processes								5 years
Planos Economicos | Banco Santander Brasil SA
Disclosure of other provisions [line items]
PROVISIONS										175,800
Floor clauses
Disclosure of other provisions [line items]
PROVISIONS										53,670
Banco Popular's acquisition
Disclosure of other provisions [line items]
Number of judgements rendered on pilot cases | judgement																										5
Individual plaintiff, CEO functions
Disclosure of other provisions [line items]
PROVISIONS										€ 35,500
Compensation sought in litigation claim									€ 112,000					€ 61,900
Losses on litigation settlements					€ 51,400	€ 67,800
Litigation contingencies, decrease in losses on litigation settlements			€ 8,000
Gains on litigation settlements		€ 9,600
Individual plaintiff, CEO functions | Share Based Variable Remuneration Award 2018
Disclosure of other provisions [line items]
Variable remuneration, deferred payment, long-term metric achievement, percentage										33.30%	33.30%
Breach of marketing alliance agreement
Disclosure of other provisions [line items]
Compensation sought in litigation claim										€ 1,050,000
Conversion of active loans from Swiss Francs to PLN Loans | Santander Bank Polska and Santander Consumer Bank Poland
Disclosure of other provisions [line items]
Mortgage loans, provision and adjustment to gross carrying amount										1,349,800					5,815.2
Mortgage loans, adjustment to gross carrying amount										1,059,700					4,565.5
Increase in adjustment to gross carrying amount, mortgage loans										184,000	zł 794.4
Increase through other costs associated										55,400	239.3
Conversion of active loans from Swiss Francs to PLN Loans | Santander Bank Polska and Santander Consumer Bank Poland | Active loans, under IAS 37
Disclosure of other provisions [line items]
PROVISIONS										290,100					zł 1,249.8
Increase in existing provisions										118,600	zł 511.8
Inheritance trust | Banco Santander Mexico S.A. Institucion De Banca Multiple, Grupo Financiero Santander Mexico
Disclosure of other provisions [line items]
Number of sons involved in testamentary trust | child													4
Amount of shares to be transferred by trustee | shares												36,700,000
Number of magistrates requested to be withdrawed | magistrate				2
Number of magistrates | magistrate				3
Financing terms, bonds issue | URO Property Holdings SOCIMI SA
Disclosure of other provisions [line items]
Legal proceedings, maximum loss										€ 250,000
Contingent liability arising from post-employment benefit obligations [member] | Banco do Estado de São Paulo S.A., Santander Banespa, Cia. de Arrendamiento Mercantil
Disclosure of other provisions [line items]
Number of retirees claiming payment of semi-annual bonus | employee																7,299	7,299
Estimated financial effect of contingent liabilities																€ 454,300	R$ 2.7
Number of instalments | instalment																5	5